Shareholders Equity (Details Narrative) - ARS ($) $ / shares in Units, $ in Millions					1 Months Ended					12 Months Ended
	Jan. 04, 2024	Nov. 06, 2023	Oct. 05, 2023	Sep. 13, 2023	Oct. 30, 2025	Oct. 28, 2024	Mar. 20, 2024	Sep. 19, 2023	Oct. 28, 2022	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2026	May 30, 2024	Apr. 22, 2024	Nov. 29, 2023	Sep. 20, 2023	Sep. 05, 2023	Jun. 15, 2023
Statement [Line Items]
Nominal value of exchanged shares								$ 10
Distribution of treasury shares						25,700,000
Nominal value per share								$ 1						$ 10						$ 425
Nominal value per share description				from ARS 1 to ARS 10 each and entitled to one (1) vote per share
Description of legal reserve													According to Law N° 19,550, 5% of the profit of the year is destined to the constitution of a legal reserve until it reaches the legal capped amount (20% of total capital and inflation adjustment of share capital). This legal reserve is not available for dividend distribution and can only be released to absorb losses
Cash dividend approved			$ 64,000		$ 173,788	$ 90,000			$ 55,000	$ 219,018	$ 145,526	$ 303,209	$ 107,093
Reserve value					$ 23,200									$ 29,239
Reserve																				$ 5,000
Issuance of common shares				6,552,405,000
Common shares par value				$ 1
New share issued								811,137,457										736,354,245
Increasing capital stock				$ 6,552
Share capital				$ 7,364
Book-entry common shares				736,354,245
Buyback program	the Board of Directors of IRSA approved a new program for the buyback program of shares issued by the Company and established the terms and conditions for the acquisition of treasury shares issued by the Company, under the terms of Article 64 of Law No. 26,831 and the CNV regulations, for up to a maximum amount of ARS 6,500 million and up to 10% of the share capital, up to a daily limit of up to 25% of the average daily trading volume of the Company’s shares, jointly in the markets it is listed, during the previous 90 business days, and up to a maximum price of USD 10 per GDS and ARS 1,200 per share. Likewise, the repurchase period was set at up to 180 days, beginning the day following the date of publication of the information in the Daily Bulletin of the Buenos Aires Stock Exchange. On March 1, 2024, the Company announced the completion of the share buyback program, having acquired the equivalent of 6,503,318 common shares, which represent approximately 99.91% of the approved program and 0.88% of the outstanding shares						the Board of Directors of IRSA approved a new program for the buyback program of shares issued by the Company and established the terms and conditions for the acquisition of treasury shares issued by the Company, under the terms of Article 64 of Law No. 26,831 and the CNV regulations, for up to a maximum amount of ARS 6,500 million and up to 10% of the share capital, up to a daily limit of up to 25% of the average daily trading volume of the Company’s shares, jointly in the markets it is listed, during the previous 90 business days, and up to a maximum price of USD 11 per GDS and ARS 1,250 per share. Likewise, the repurchase period was set at up to 180 days, beginning the day following the date of publication of the information in the Daily Bulletin of the Buenos Aires Stock Exchange
Common shares acquired in Buyback																6,337,939				20,681,131
Shares received of VN															5,125,667
Cash and cash equivalents														$ 5,514						$ 17,865
Share Exchange Ratio								every 1 (one) old share with nominal value of ARS 1 shall be exchanged for 0.907804514 new shares with nominal value ARS 10
Board of Directors [Member]
Statement [Line Items]
Acquisition price in pesos																	$ 1,320		$ 720
Expiration of the term		180 days
Share Buyback Program Description	the Company reported that the Share Buyback Program approved by the Board of Directors on June 15, 2023, for up to the sum of ARS 5,000 million, with a validity period set at 180 days, extended for an additional period of 180 days from the initial expiration date on December 13, 2023, ended on December 20, 2023, as the amount duly approved for the acquisition of own shares had been fully utilized, with 99.95% of the program completed